Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity [Abstract]
Summary of warrants outstanding and exercisable

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at January 1, 2015	362,978	$28.00	4.51	$283,828
Issued	431,071	17.80	4.04	-
Exercised	(32,500)	20.00	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2015	761,549	$22.60	3.83	$-
Issued	1,224,980	4.69	4.13	-
Exercised	(157,480)	-	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2016	1,829,049	$12.00	3.92	$-